Fair Value Measurements - Additional Information (Details) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023
Forward Purchase Agreement
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Change in fair value of forward purchase units	$ 270,000	$ 460,000